Commitments And Contingent Liabilities (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Bank guarantees	$ 31,692,000
Indirect tax liabilities	26,500,000	26,000,000
Additional loss contingency related to indirect taxes	26,000,000
Facilities [Member]
Operating Leased Assets [Line Items]
Operating lease expense	8,473,000	10,334,000	2,466,000
Motor Vehicles [Member]
Operating Leased Assets [Line Items]
Operating lease expense	$ 1,404,000	$ 1,514,000	$ 1,206,000